Right-of-Use asset	12 Months Ended
Mar. 31, 2024
Disclosure of Right of use assets [Abstract]
Right-of-Use asset

5. Right-of-Use asset

	Category of Right-of-Use asset
	Land		Buildings		Plant and equipment (1)		Vehicles		Total
Gross carrying value:
As at April 1, 2022	₹	1,278	₹	25,993	₹	2,511	₹	904	₹	30,686
Additions		-		6,015		1,109		236		7,360
Additions through Business combinations (Refer to Note 7)		-		201		-		-		201
Disposals		-		(5,085)		(1,160)		(317)		(6,562)
Translation adjustment		-		822		120		42		984
As at March 31, 2023	₹	1,278	₹	27,946	₹	2,580	₹	865	₹	32,669

Accumulated depreciation:
As at April 1, 2022	₹	58	₹	9,676	₹	1,512	₹	570	₹	11,816
Depreciation		19		5,651		614		238		6,522
Disposals		-		(3,564)		(1,003)		(263)		(4,830)
Translation adjustment		-		364		69		26		459
As at March 31, 2023	₹	77	₹	12,127	₹	1,192	₹	571	₹	13,967
Net carrying value as at March 31, 2023									₹	18,702

Gross carrying value:
As at April 1, 2023	₹	1,278	₹	27,946	₹	2,580	₹	865	₹	32,669
Additions		65		6,505		264		251		7,085
Additions through Business combination (Refer to Note 7)		-		33		-		-		33
Disposals		-		(6,203)		(636)		(271)		(7,110)
Translation adjustment		-		172		34		4		210
As at March 31, 2024	₹	1,343	₹	28,453	₹	2,242	₹	849	₹	32,887

Accumulated depreciation:
As at April 1, 2023	₹	77	₹	12,127	₹	1,192	₹	571	₹	13,967
Depreciation		21		5,485		444		181		6,131
Disposals		-		(4,439)		(561)		(244)		(5,244)
Translation adjustment		-		64		11		3		78
As at March 31, 2024	₹	98	₹	13,237	₹	1,086	₹	511	₹	14,932
Net carrying value as at March 31, 2024									₹	17,955

(1) Including net carrying value of computer equipment amounting to ₹ 4 and ₹ 2, as at March 31, 2023 and 2024, respectively.

The Company recognized the following expenses in the consolidated statement of income:

	Year ended March 31,
	2022		2023		2024
Interest expenses on lease liabilities	₹	894	₹	1,176	₹	1,334
Rent expense recognized under facility expenses pertaining to:
Leases of low-value assets	150		261			245
Leases with less than twelve months of lease term		2,392		2,732		3,257
	₹	3,436	₹	4,169	₹	4,836

Payments toward leases of low-value assets and leases with less than twelve months of lease term, are disclosed under operating activities in the consolidated statement of cash flows. All other lease payments during the period are disclosed under financing activities in the consolidated statement of cash flows.

Income from subleasing RoU assets is not material.

The Company is committed to certain leases amounting to ₹ 6,999 which have not commenced as of March 31, 2024. The term of such leases ranges from 5 to 10 years.

Refer to Note 19 for remaining contractual maturities of lease liabilities.